United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23730

(Investment Company Act File Number)

Federated Hermes ETF Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/24

Date of Reporting Period: 02/29/24

Item 1.	Reports to Stockholders

Annual Shareholder Report
February 29, 2024

NYSE Arca | FHYS

Federated Hermes Short Duration High Yield ETF
Fund Established 2021

A Portfolio of Federated Hermes ETF Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from March 1, 2023 through February 29, 2024. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the Federated Hermes Short Duration High Yield ETF (the “Fund”), based on net asset value (NAV) for the 12-month reporting period ended February 29, 2024, was 9.64%. The 9.64% total return for the Fund during the reporting period consisted of 7.21% of dividends and reinvestments and 2.43% of appreciation in the NAV of the Fund. The total return based on the market price of the Fund’s shares was 9.52% for the same period.1 The total return for the ICE BofA 0-3 Year Duration-to-Worst US High Yield Constrained Index (IBA0-3HY),2,3 the Fund’s broad-based securities market index, was 9.87% during the same period. The total return for the ICE BofA 0-5BB/B Constrained Index (IBA0-5CI),4 the Fund’s secondary Index, was 9.62% during the same period.The Fund’s total return during the reporting period reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the IBA0-3HY.
During the reporting period, the primary components of the Fund’s investment strategy which affected performance relative to the IBA0-3HY were: (1) allocation of Fund assets among asset classes; (2) the allocation of Fund assets among industry sectors and (3) the selection of individual securities.
MARKET OVERVIEW
The major factors influencing markets during the reporting period were the economy and the movement of interest rates. From the beginning of the period, the economy proved resilient despite a number of indicators signaling potential weakness on the horizon. The labor market continued to show strength throughout the fiscal year with solid job creation and low levels of unemployment. Corporate earnings also held up well. A regional banking crisis early in the period was quickly forgotten. The resilient economy forced the Federal Reserve (the “Fed”) to push short rates higher early in the period and signal that a regime of higher for longer interest rates may be called for in the fight against inflation. As a result, the Fed raised interest rates three times early in the fiscal year. However, interest rates peaked in October driven by investors’ increasing conviction that the Fed’s cycle of raising rates had come to an end on the back of falling inflation. This was supported by dovish Fed commentary that suggested a pivot was drawing near while signaling three interest rate cuts in 2024. For example, the 5-year U.S. Treasury’s yield began the fiscal year at 4.18%, peaked near 5% in mid-October and then declined to end the period at 4.25%. With no recession and the market betting on a soft landing in 2024, risk assets rallied and credit spreads ended the year tighter. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse High Yield Bond Index5 and U.S. Treasury securities with similar maturities which began the reporting period at 436 basis points and ended the period at 341 basis points.
Annual Shareholder Report

Within the IBA0-3HY, major industry sectors that substantially outperformed during the reporting period included: Retail, Services, Healthcare, Telecommunications and Energy. Major industry sectors that substantially underperformed during the reporting period included: Transportation, Technology, Real Estate, Capital Goods and Consumer Goods.
Allocation Among ASset Classes
The Fund’s allocation among asset classes which were not represented in the IBA0-3HY positively impacted returns. The Fund’s allocation in leveraged bank loans6 positively impacted returns as leveraged loans benefitted from high coupon rates as the Secured Overnight Financing Rate remained higher than normal given the aggressive Fed actions and the inverted Treasury yield curve.7 For example, the Credit Suisse Leveraged Loan Index8 returned 11.37% during the period versus the 9.87% return for the IBA0-3HY. The Fund was negatively impacted by its holdings in higher quality asset-backed securities which generally underperformed lower quality assets in the IBA0-3HY.
Industry SECTOR Allocation
The Fund’s allocation among industry sectors negatively impacted returns driven by the Fund’s underweight positions in the outperforming Retail, Healthcare, Energy, Leisure and Telecommunication industry sectors. The Fund’s cash position also negatively impacted returns. The Fund was positively impacted by its underweight positions in the underperforming Media and Real Estate sectors and its overweight position in the outperforming Insurance sector.
Security Selection
The Fund was positively impacted by security selection. This was especially true in the Technology, Capital Goods and Insurance industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the IBA0-3HY included: NFP Corp, Ardonagh Midco 2 PLC, Tap Rock Resources, Interface and Lummus Technology. The Fund was negatively impacted by security selection in the Healthcare, Services, Energy and Leisure industry sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the IBA0-3HY included: Global Medical Response, Tennessee Merger Sub, Enviva Inc, iHeartCommunications and Ardagh Packaging.

This assumes all dividends were reinvested into new shares of the Fund.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the IBA0-3HY.
3
High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4
Please see the footnotes to the line graph below for definitions of, and further information about, the IBA0-5CI.
Annual Shareholder Report

5
Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
6
In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
7
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
8
The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short Duration High Yield ETF (the “Fund”) from December 16, 2021 to February 29, 2024, compared to the ICE BofA 0-3 Year Duration-to-Worst US High Yield Constrained Index (IBA0-3HY)2 and the ICE BofA 0-5 Year BB/B Constrained Index (IBA 0-5CI)3. The Average Annual Total Returns table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of February 29, 2024

Average Annual Total Returns for the Period Ended 2/29/2024
	1 Year	Since Inception
Market Price	9.52%	2.26%
NAV	9.64%	2.18%
IBA0-3HY	9.87%	8.11%
IBA 0-5CI	9.62%	6.93%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The IBA0-3HY has been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
Prior to March 1, 2024, the Fund also compared its performance to the IBA0-3HY. Effective March 1, 2024, the Fund’s benchmark index changed from the IBA0-3HY to the IBA0-5CI. The Adviser believes that the IBA0-5CI is more reflective of the types of securities in which the Fund invests. The IBA0-3HY tracks the performance of short-term U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a duration-to-worst less than three years, a remaining to final maturity of at least one month, at least 18 months to final maturity at point of issuance, a below investment-grade rating (based on an average of Moody’s, S&P and Fitch), a fixed coupon schedule and a minimum amount outstanding of $250 million. The IBA0-3HY is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The IBA0-5CI tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued and settled in the US domestic market. Qualifying securities must have less than five years remaining term to final maturity, at least 18 months to final maturity at point of issuance, be rated BB1 through B3, inclusive, based on an average of Moody’s S&P and Fitch, have a fixed coupon schedule and a minimum amount outstanding of $250 million. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 29, 2024, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.1%
Gaming	6.7%
Automotive	5.9%
Midstream	5.6%
Health Care	5.6%
Insurance - P&C	5.5%
Independent Energy	5.3%
Packaging	4.5%
Oil Field Services	3.7%
Consumer Cyclical Services	3.6%
Chemicals	3.6%
Other[2]	35.0%
Bank Loan Core Fund	1.7%
Cash Equivalents[3]	4.6%
Other Assets and Liabilities - Net[4]	(1.4)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 29, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS— 70.6%
	Aerospace/Defense— 1.3%
$ 200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 200,904
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	144,835
	TOTAL	345,739
	Airlines— 1.5%
262,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	260,094
140,000	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	140,034
	TOTAL	400,128
	Automotive— 5.2%
100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	101,950
150,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	151,816
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	89,761
350,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	345,181
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	243,095
200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	196,285
33,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	32,566
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	251,295
	TOTAL	1,411,949
	Banking— 0.6%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	149,252
	Building Materials— 2.0%
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	187,573
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	93,250
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	173,303
100,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	99,047
	TOTAL	553,173
	Cable Satellite— 3.3%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	147,380
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	179,415
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	190,526
200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	187,500
200,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	195,450
	TOTAL	900,271
	Chemicals— 2.7%
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	144,818
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Chemicals— continued
$ 200,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	$ 199,017
200,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	196,814
200,000		SPCM S.A., Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	185,480
		TOTAL	726,129
		Construction Machinery— 0.7%
200,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	198,668
		Consumer Cyclical Services— 2.4%
42,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	41,873
100,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	95,515
175,000		Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	175,664
150,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	143,073
200,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	198,899
		TOTAL	655,024
		Consumer Products— 2.1%
25,000		Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	25,781
250,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	239,577
150,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	146,439
150,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	148,742
		TOTAL	560,539
		Diversified Manufacturing— 2.9%
250,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	249,148
200,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	200,019
350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	352,091
		TOTAL	801,258
		Finance Companies— 1.9%
100,000	[1]	American Express Co., Sr. Unsecd. Note, 6.275% (SOFR +0.930%), 3/4/2025	100,564
175,000		Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	175,710
150,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	147,427
100,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	97,007
		TOTAL	520,708
		Food & Beverage— 1.7%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	248,405
100,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	97,933
100,000		US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	101,750
		TOTAL	448,088
		Gaming— 4.1%
100,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	92,241
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	$ 240,149
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	196,425
150,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	141,375
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	191,183
250,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	249,720
	TOTAL	1,111,093
	Health Care— 1.8%
150,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	135,108
125,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	114,366
250,000	Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	249,407
	TOTAL	498,881
	Independent Energy— 5.3%
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	99,932
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	101,538
150,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	150,252
125,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	123,906
100,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	104,642
150,000	Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	149,258
150,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	147,554
250,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	246,544
75,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	76,658
250,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	248,603
	TOTAL	1,448,887
	Industrial - Other— 0.9%
100,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	100,014
150,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	133,926
	TOTAL	233,940
	Insurance - P&C— 3.2%
125,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	125,081
282,890	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	291,023
200,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	200,338
260,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	264,061
	TOTAL	880,503
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Leisure— 2.6%
$ 175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$ 172,808
200,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	195,350
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	197,712
151,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	151,351
	TOTAL	717,221
	Lodging— 0.8%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	199,036
25,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	25,605
	TOTAL	224,641
	Media Entertainment— 2.3%
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	135,555
200,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	148,250
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	120,254
150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	121,759
100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	100,534
	TOTAL	626,352
	Midstream— 5.6%
125,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	122,687
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	244,609
300,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	299,589
125,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	125,359
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	246,463
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	249,810
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	246,250
	TOTAL	1,534,767
	Oil Field Services— 3.2%
175,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	174,119
50,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	50,904
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	298,896
228,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	227,707
110,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	109,850
	TOTAL	861,476
	Packaging— 3.0%
225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	163,137
200,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	202,663
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	$ 149,668
150,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	149,715
150,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	146,220
	TOTAL	811,403
	Paper— 0.5%
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	145,087
	Pharmaceuticals— 0.5%
225,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	143,985
	Retailers— 1.1%
150,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	148,487
150,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	147,161
	TOTAL	295,648
	Technology— 5.1%
250,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	250,247
75,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	69,938
200,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	189,935
175,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	163,524
32,340	Goto Group, Inc., 144A, 5.500%, 5/1/2028	27,853
44,660	Goto Group, Inc., 144A, 5.500%, 5/1/2028	26,349
175,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	167,841
75,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	79,335
100,000	Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	103,230
125,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	118,369
200,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	194,760
	TOTAL	1,391,381
	Transportation Services— 0.9%
250,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	243,049
	Utility - Electric— 1.4%
150,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	142,596
75,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	76,237
150,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	149,977
	TOTAL	368,810
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,324,948)	19,208,050
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— 23.2%
		Airlines— 0.7%
$ 187,500		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.068% (SOFR CME +3.750%), 10/20/2027	$ 192,613
		Automotive— 0.4%
100,000		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.598% (SOFR CME +4.250%), 10/4/2028	100,042
		Building Materials— 1.2%
100,000	[2]	Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, TBD, 1/29/2031	99,875
125,000		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 7.576% (SOFR CME +2.250%), 5/12/2030	125,000
99,750		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.691% (SOFR CME +4.250%), 4/10/2028	99,719
		TOTAL	324,594
		Chemicals— 0.9%
86,789		Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4–1st Lien, 7.848% (SOFR CME +2.500%), 12/20/2029	86,818
149,251		Koppers, Inc., First Lien Term Loan B–1st Lien, 8.930% (SOFR CME +3.500%), 4/10/2030	149,718
		TOTAL	236,536
		Consumer Cyclical Services— 1.2%
199,500		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 10.076% (SOFR CME +4.750%), 5/12/2028	199,500
125,000		Dun & Bradstreet Corp. (The), 2024 Term Loan B–1st Lien, 8.074% (SOFR CME +2.750%), 1/18/2029	124,656
		TOTAL	324,156
		Consumer Products— 0.4%
100,000	[2]	Fleet Midco I Ltd., 2024 Term Loan B–1st Lien, TBD, 1/23/2031	99,875
		Diversified Manufacturing— 0.2%
55,755		Emrld Borrower LP, Term Loan B–1st Lien, 7.790% (SOFR CME +2.500%), 5/31/2030	55,601
		Finance Companies— 0.3%
97,071		Nexus Buyer, LLC, Term Loan B–1st Lien, 9.176% (SOFR CME +3.750%), 11/9/2026	95,372
		Gaming— 2.6%
49,625		Caesars Entertainment, Inc., Term Loan B–1st Lien, 8.663% (SOFR CME +3.250%), 2/6/2030	49,632
250,000		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 8.040% (SOFR CME +2.750%), 2/6/2031	249,480
68,477		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.428% (SOFR CME +6.000%), 4/2/2029	67,194
246,250		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.633% (SOFR CME +4.000%), 11/1/2026	246,065
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Gaming— continued
$ 100,000		Ontario Gaming GTA LP, Term Loan B–1st Lien, 9.598% (SOFR CME +4.250%), 8/1/2030	$ 99,866
		TOTAL	712,237
		Health Care— 3.8%
174,557		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.576% (SOFR CME +3.250%), 2/15/2029	172,893
121,582		Curium BidCo S.a.r.l., 2023 USD Term Loan B–1st Lien, 9.848% (SOFR CME +4.500%), 7/31/2029	121,430
96,858		Gainwell Acquisition Corp., Term Loan B–1st Lien, 9.448% (SOFR CME +4.000%), 10/1/2027	92,015
149,610		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.426% (SOFR CME +2.000%), 11/15/2027	146,581
199,492		Medline Borrower, LP, USD Term Loan B–1st Lien, 8.441% (SOFR CME +3.000%), 10/23/2028	199,502
150,000		MH Sub I, LLC, 2021 2nd Lien Term Loan–2nd Lien, 11.576% (SOFR CME +6.250%), 2/23/2029	144,063
148,864		Parexel International Corp., 2021 1st Lien Term Loan–1st Lien, 8.691% (SOFR CME +3.250%), 11/15/2028	148,678
		TOTAL	1,025,162
		Industrial - Other— 1.0%
97,122		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.941% (SOFR CME +3.500%), 10/21/2028	97,079
97,491		Fluid-Flow Products, Inc., Term Loan–1st Lien, 9.191% (SOFR CME +3.750%), 3/31/2028	97,247
87,141		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.926% (SOFR CME +4.500%), 4/5/2029	87,250
		TOTAL	281,576
		Insurance - P&C— 2.3%
99,499		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.676% (SOFR CME +4.250%), 8/19/2028	98,846
100,000		Hub International Ltd., 2024 Term Loan B–1st Lien, 8.574% (SOFR CME +3.250%), 6/20/2030	99,875
100,000		Jones DesLauriers Insurance Management, Inc., 2024 Term Loan B–1st Lien, 8.805% (SOFR CME +3.500%), 3/15/2030	100,042
243,035		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.076% (SOFR CME +3.750%), 2/24/2028	243,230
98,752		USI, Inc., 2023 Term Loan B–1st Lien, 8.348% (SOFR CME +3.000%), 11/22/2029	98,629
		TOTAL	640,622
		Leisure— 0.4%
99,500		Carnival Corp., 2023 Term Loan B–1st Lien, 8.318% (SOFR CME +3.000%), 8/8/2027	99,521
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— 0.8%
$ 120,288		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.426% (SOFR CME +5.000%), 5/22/2026	$ 120,679
98,500		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 9.598% (SOFR CME +4.250%), 6/24/2029	98,500
		TOTAL	219,179
		Oil Field Services— 0.5%
123,752		ChampionX Corp., 2022 Term Loan B2–1st Lien, 8.176% (SOFR CME +2.750%), 6/7/2029	123,969
		Packaging— 1.5%
206,485		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 8.826% (SOFR CME +3.500%), 12/1/2027	206,343
197,877		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.101% (SOFR CME +3.675%), 4/13/2029	197,588
		TOTAL	403,931
		Technology— 5.0%
150,000		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 8.076% (SOFR CME +2.750%), 1/25/2031	149,438
148,875		Central Parent, Inc., 2023 Term Loan B–1st Lien, 9.348% (SOFR CME +4.000%), 7/6/2029	149,161
200,000	[2]	Cloud Software Group, Inc., 2022 USD Term Loan B–1st Lien, TBD, 3/30/2029	198,084
97,854		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.441% (SOFR CME +4.000%), 12/1/2027	98,119
125,000		Marcel LUX IV S.a.r.l., 2023 USD Term Loan B–1st Lien, 9.820% (SOFR CME +4.500%), 11/11/2030	125,039
149,620		McAfee, LLC, 2022 USD Term Loan B–1st Lien, 9.178% (SOFR CME +3.750%), 3/1/2029	148,685
92,027		Open Text Corp., 2023 Term Loan B–1st Lien, 8.176% (SOFR CME +2.750%), 1/31/2030	92,084
99,750		Quartz Acquireco, LLC, Term Loan B–1st Lien, 8.826% (SOFR CME +3.500%), 6/28/2030	99,625
99,750		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 9.576% (SOFR CME +4.250%), 4/5/2030	99,407
65,517		UKG, Inc., 2021 2nd Lien Term Loan–2nd Lien, 10.680% (SOFR CME +5.250%), 5/3/2027	66,091
146,818		VS Buyer, LLC, Term Loan B–1st Lien, 8.676% (SOFR CME +3.250%), 2/28/2027	146,512
		TOTAL	1,372,245
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $6,235,357)	6,307,231
		ASSET-BACKED SECURITIES— 1.3%
		Automotive— 0.3%
78,975		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	78,565
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Finance Companies— 1.0%
$ 36,731	DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	$ 36,630
80,043	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	80,243
150,000	Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	149,913
23,671	MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	23,669
	TOTAL	290,455
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $369,375)	369,020
	INVESTMENT COMPANIES— 6.3%
51,943	Bank Loan Core Fund	453,982
1,265,073	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[3]	1,265,326
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,717,377)	1,719,308
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $27,647,057)[4]	27,603,609
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(391,827)
	TOTAL NET ASSETS—100%	$27,211,782
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$406,871	$2,575,116	$2,981,987
Purchases at Cost	$250,000	$12,121,046	$12,371,046
Proceeds from Sales	$(200,000)	$(13,430,874)	$(13,630,874)
Change in Unrealized Appreciation/Depreciation	$13,265	$(164)	$13,101
Net Realized Gain/(Loss)	$(16,154)	$202	$(15,952)
Value as of 2/29/2024	$453,982	$1,265,326	$1,719,308
Shares Held as of 2/29/2024	51,943	1,265,073	1,317,016
Dividend Income	$52,596	$92,756	$145,352

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at February 29, 2024, where the rate will be determined at time of settlement.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $27,800,135.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$19,208,050	$—	$19,208,050
Floating Rate Loans	—	6,307,231	—	6,307,231
Asset-Backed Securities	—	369,020	—	369,020
Investment Companies	1,719,308	—	—	1,719,308
TOTAL SECURITIES	$1,719,308	$25,884,301	$—	$27,603,609

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,		Period Ended 2/28/2022[1]
	2024	2023
Net Asset Value, Beginning of Period	$22.25	$24.32	$25.02
Income From Investment Operations:
Net investment income (loss)[2]	1.43	1.28	0.43
Net realized and unrealized gain (loss)	0.64	(1.96)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	2.07	(0.68)	(0.43)
Less Distributions:
Distributions from net investment income	(1.53)	(1.39)	(0.27)
Net Asset Value, End of Period	$22.79	$22.25	$24.32
Total Return[3]	9.64%	(2.67)%	(1.74)%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.50%	0.50%[5]
Net investment income	6.38%	5.70%	4.67%[5]
Expense waiver/reimbursement[6]	0.10%	0.10%	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,212	$28,342	$28,069
Portfolio turnover[7]	94%	109%	7%

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to February 28, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2024

Assets:
Investment in securities, at value including $1,719,308 of investments in affiliated holdings* (identified cost $27,647,057, including $1,717,377 of identified cost in affiliated holdings)	$27,603,609
Income receivable	347,219
Income receivable from affiliated holdings	9,635
Total Assets	27,960,463
Liabilities:
Payable for investments purchased	594,250
Income distribution payable	143,519
Payable for investment adviser fee (Note 5)	10,912
Total Liabilities	748,681
Net assets for 1,194,000 shares outstanding	$27,211,782
Net Assets Consist of:
Paid-in capital	$30,278,160
Total distributable earnings (loss)	(3,066,378)
Total Net Assets	$27,211,782
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$27,211,782 ÷ 1,194,000 shares outstanding, no par value, unlimited shares authorized	$22.79

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 29, 2024

Investment Income:
Interest	$1,752,388
Dividends (including $145,352 received from affiliated holdings*)	154,368
TOTAL INCOME	1,906,756
Expenses:
Investment adviser fee (Note 5)	166,104
Waiver/reimbursement of investment adviser fee (Note 5)	(26,328)
Net expenses	139,776
Net investment income	1,766,980
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(15,952) on sales of investments in affiliated holdings*)	(230,752)
Net realized loss on in-kind redemptions	(72,974)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $13,101 on investments in affiliated holdings*)	1,056,753
Net realized and unrealized gain (loss) on investments	753,027
Change in net assets resulting from operations	$2,520,007

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended February 28 or 29	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,766,980	$1,682,152
Net realized gain (loss)	(303,726)	(2,440,471)
Net change in unrealized appreciation/depreciation	1,056,753	(354,684)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,520,007	(1,113,003)
Distributions to Shareholders	(1,880,286)	(1,803,036)
Share Transactions:
Proceeds from sale of shares	446,097	10,695,223
Cost of shares redeemed	(2,216,484)	(7,505,372)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,770,387)	3,189,851
Change in net assets	(1,130,666)	273,812
Net Assets:
Beginning of period	28,342,448	28,068,636
End of period	$27,211,782	$28,342,448
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 29, 2024
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Hermes Short Duration High Yield ETF (the “Fund”). The Fund’s investment objective is to seek high current income.
Shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Any amount of shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by
Annual Shareholder Report

contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The
Annual Shareholder Report

Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.
Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $26,328 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 29, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/29/2024	Year Ended 2/28/2023
Shares sold	20,000	460,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(100,000)	(340,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(80,000)	120,000
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2024 and February 28, 2023, was as follows:
	2024	2023
Ordinary income	$1,880,286	$1,803,036
As of February 29, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$35,128
Net unrealized depreciation	$(196,526)
Capital loss carryforwards	$(2,904,980)
TOTAL	$(3,066,378)
Annual Shareholder Report

At February 29, 2024, the cost of investments for federal tax purposes was $27,800,135. The net unrealized depreciation of investments for federal tax purposes was $196,526. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $339,923 and unrealized depreciation from investments for those securities having an excess of cost over value of $536,449. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
As of February 29, 2024, the Fund had a capital loss carryforward of $2,904,980 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,290,581	$614,399	$2,904,980
The Fund used capital loss carryforwards of $56,766 to offset capital gains realized during the year ended February 29, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 29, 2024, the Adviser voluntarily waived $24,401 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended February 29, 2024, the Adviser reimbursed $1,927.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended February 29, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation

The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses.

Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2025; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of February 29, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 29, 2024, were as follows:
Purchases	$26,838,750
Sales	$25,956,861
Purchases and sales include $427,710 and $2,129,630 respectively, in connection with in-kind purchases and sales of the Fund’s Creation Units.
Annual Shareholder Report

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2024, there were no outstanding loans. During the year ended February 29, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended February 29, 2024, 98.61% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE Board of Trustees of federated Hermes Short Duration High Yield ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short Duration High Yield ETF (the “Fund”) (one of the portfolios constituting Federated Hermes ETF Trust (the “Trust”)), including the portfolio of investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 16, 2021 (commencement of operations) through February 28, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes ETF Trust) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and it’s financial highlights for each of the two years in the period then ended and for the period from December 16, 2021 (commencement of operations) through February 28, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in
Annual Shareholder Report

the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
April 23, 2024
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage commissions; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees and brokerage commissions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period[1]
Actual	$1,000	$1,049.80	$2.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.38	$2.51

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Federated Hermes ETF Trust Board. As of December 31, 2023, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Fund Family; Chief Executive Officer, Chief
Investment Officer, Northstar Asset Management (Financial Services);
formerly, Chief Compliance Officer, Northstar Asset Management
(Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business
management roles throughout his career. Mr. Carson was a Vice
President at the Glenmede Trust Company and a Managing Director at
Oppenheimer & Company. Prior to that he spent more than a decade with the Bank of America/Merrill Lynch as a Director of Institutional
Sales. Earlier on, Mr. Carson held similar positions for Wertheim
Schroder/Schroders PLC and Drexel Burnham Lambert.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: February 2021
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Jeremy D. Boughton Birth Date: September 29, 1976 TREASURER Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company and Federated MDTA, LLC.
Formerly, Controller, Federated Hermes, Inc. and Financial and
Operations Principal for Federated Securities Corp. Mr. Boughton has
received the Certified Public Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer,
Federated Investors Management Company; Treasurer, Federated
Investors Trust Company; Assistant Treasurer, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Securities Corp., Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, Federated
MDTA, LLC and Federated Hermes (UK) LLP, as well as other
subsidiaries of Federated Hermes, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: February 2021
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: February 2021
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2021
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Brandon L. Clark Birth Date: November 28, 1974 VICE PRESIDENT Officer since: February 2021
Principal Occupations: Brandon L. Clark is a Vice President of the
Trust. Mr. Clark joined Federated Hermes in July 2020 as a Senior Vice
President and Director, ETF Business, Federated Advisory Services
Company. Prior to joining Federated Hermes, Mr. Clark served as
Managing Director of Legg Mason’s ETF products and Head of ETF
Capital Markets with the Vanguard Group. Mr. Clark received his B.A.
in Economics from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Short Duration High Yield ETF (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
Annual Shareholder Report

The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance that were provided to the Board throughout the year and in connection with the May Meetings. These reports
Annual Shareholder Report

included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting of other actively managed ETFs in the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
Annual Shareholder Report

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual management fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual management fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or
Annual Shareholder Report

its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ management fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to
Annual Shareholder Report

allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and
Annual Shareholder Report

has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short Duration High Yield ETF (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund name at FederatedHermes.com/us.
Annual Shareholder Report

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short Duration High Yield ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L206
Q455585 (4/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024– $102,987

Fiscal year ended 2023- $62,480

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024- $0

Fiscal year ended 2023- $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $31,761 and $63,261 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $314,833

Fiscal year ended 2023 - $199,579

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes ETF Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton, Principal Financial Officer

Date April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton, Principal Financial Officer

Date April 23, 2024